LOSS ON DISPOSAL OF A SUBSIDIARY	6 Months Ended
Jun. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
LOSS ON DISPOSAL OF A SUBSIDIARY

8.	LOSS ON DISPOSAL OF A SUBSIDIARY

In June 2021, ZDSE sold 100% of the equity interest in Shenzhen Zhengxinhui Education Technology Co., Ltd. (“Zhengxinhui”) to Xuyao (an unrelated third party) for a cash consideration of US$310. As of the disposal date, Zhengxinhui had net assets $42,656. The disposal loss recognized by the Group was US$42,346 and was recorded in the consolidated statements of operations for the six months ended June 30, 2021.

Financial position of Zhengxinhui	June 28, 2021, date of disposal
Current assets	$3
Non current assets	$42,653
Net assets	$42,656
Cash consideration	$310
Loss on disposal	$42,346